Nasdaq Deficiency Notices	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Nasdaq Deficiency Notices
Nasdaq Deficiency Notices

Note 12—Nasdaq Deficiency Notice

On December 27, 2022, the Company received a notice from Nasdaq indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(b)(1), which requires companies listed on Nasdaq to maintain a minimum of $2.5 million in stockholders’ equity for continued listing. The Company has reported a stockholders’ deficit of approximately $5.5 million in this quarterly report on Form 10-Q for the period ended January 31, 2023, and, as a result, does not currently satisfy Listing Rule 5550(b)(1). The notice has no immediate impact on the listing of the Company’s common stock, which will continue to be listed and traded on Nasdaq, subject to the Company’s compliance with the other continued listing requirements. The notice provided the Company with 45 calendar days, or until February 10, 2023, to submit a plan to regain compliance. The Company submitted such a plan to Nasdaq on February 10, 2023, and on February 21, 2023, the Company received a notice from Nasdaq that it had been granted 180 calendar days from December 27, 2022, or until June 26, 2023, to regain compliance. There can be no assurance that the Company will be able to regain compliance with all applicable continued listing requirements. In the event the Company fails to regain compliance within the compliance period, the Company would have the right to a hearing before an independent panel. The hearing request would halt any suspension or delisting action pending the conclusion of the hearing process and the expiration of any additional extension period granted by the panel following the hearing.

Note 13 – Nasdaq Deficiency Notices

On June 2, 2022, the Company received notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) that the Company is not in compliance with Nasdaq Listing Rule 5550(a)(2), as the minimum bid price of its common stock had been below $1.00 per share for 30 consecutive business days as of the date of the Notice. The Notice had no immediate effect on the listing of the Company’s common stock, which continues to trade at this time on the Nasdaq Capital Market under the symbol “ONCS.”

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has a period of 180 calendar days, or until November 29, 2022, to regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price of the Company’s common stock must meet or exceed $1.00 per share for at least ten consecutive business days during this 180 calendar day period. In the event the Company does not regain compliance by November 29, 2022, it may be eligible for an additional 180 calendar day grace period if the Company meets the continued listing requirement for market value of publicly held shares ($1 million) and all other initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price, and the Company provides written notice to Nasdaq of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not regain compliance within the allotted compliance period(s), Nasdaq will provide notice that the Company’s common stock will be subject to delisting from the Nasdaq Capital Market. In that event, the Company may appeal such delisting determination to a hearings panel.

The Company is currently evaluating its alternatives to resolve the listing deficiency. To the extent that the Company is unable to resolve the listing deficiency, there is a risk that its common stock may be delisted from Nasdaq, which would adversely impact liquidity of the Company’s common stock and potentially result in even lower bid prices for its common stock.

On November 29, 2021, the Company notified Nasdaq that Robert E. Ward had resigned as a member of the Board of Directors and the Company’s Audit Committee, as disclosed on the Company’s Current Report filed on Form 8-K on November 30, 2021. After giving effect to Mr. Ward’s resignation, the Company’s Audit Committee no longer consisted of three independent members as required by Nasdaq Listing Rule 5605(c)(2)(A).

On December 8, 2021, the Company received a letter from Nasdaq noting that it no longer complied with the requirement of Listing Rule 5605. The letter also acknowledged that the Listing Rules provide a cure period in order for the Company to regain compliance until the earlier of the Company’s next annual meeting of stockholders or November 23, 2022.

On June 9, 2022, the Board of Directors appointed Mr. Joon Kim, an incumbent independent director, to the Audit Committee. On June 13, 2022, Nasdaq confirmed that the Company had regained compliance under Listing Rule 5605.